STATEMENT OF CASH FLOWS (FY)	11 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (5,064)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through promissory note	5,000
Net cash used in operating activities	(64)
Cash Flows from Financing Activities:
Proceeds from sale of Class B ordinary shares to Sponsor	25,000
Proceeds from promissory note - related party	210,000
Payment of offering costs	(49,184)
Net cash provided by financing activities	185,816
Net Change in Cash	185,752
Cash - Beginning of period	0
Cash - End of period	185,752
Non-Cash investing and financing activities:
Deferred offering costs included in accrued offering costs	332,899
Deferred offering costs paid through promissory note - related party	$ 35,000